Fair Value Measurements - Mortgage Servicing Rights - Level 3 (Details) - Recurring - Significant Unobservable Inputs (Level 3) - Mortgage servicing rights (MSRs) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value of assets
Balance at beginning of period	$ 2,931	$ 2,713
Total (losses) or gains (realized/unrealized): Included in earnings	739	(27)
Total (losses) or gains (realized/unrealized): Included in other comprehensive income	0	0
Purchases	0	0
Sales	0	0
Issues	290	245
Settlements	0	0
Balance at end of period	$ 2,482	$ 2,931